Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net Income	$ 6,518	$ 18,553	$ 7,539
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,273	18,395	18,143
Undistributed earnings from investments in equity affiliates	(27)	(324)	(615)
Provision for uncollectible accounts	1,032	954	1,117
Deferred income tax expense	1,772	6,242	1,747
Net gain from sale of investments, net of impairments	(1,532)	(492)	(19)
Actuarial loss (gain) on pension and postretirement benefits	7,869	(7,584)	9,994
Abandonment of network assets	2,120	0	0
Changes in operating assets and liabilities:
Accounts receivable	(2,651)	(1,329)	(1,365)
Other current assets	(962)	412	1,017
Accounts payable and accrued liabilities	2,412	(152)	1,798
Retirement benefit funding	(560)	(209)	0
Other - net	(2,926)	330	(180)
Total adjustments	24,820	16,243	31,637
Net Cash Provided by Operating Activities	31,338	34,796	39,176
Investing Activities
Capital expenditures	(21,199)	(20,944)	(19,465)
Interest during construction	(234)	(284)	(263)
Acquisitions, net of cash acquired	(3,141)	(4,113)	(828)
Dispositions	8,123	1,923	812
(Purchases) sales of securities, net	(1,890)	0	65
Return of advances to and investments in equity affiliates	4	301	0
Other	0	(7)	(1)
Net Cash Used in Investing Activities	(18,337)	(23,124)	(19,680)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	(16)	20	1
Issuance of other short-term borrowings	0	1,476	0
Repayment of short-term borrowings	0	(1,476)	0
Issuance of long-term debt	15,926	12,040	13,486
Repayment of long-term debt	(10,400)	(7,698)	(8,733)
Issuance of other long-term financing obligations	107	4,796	0
Purchase of treasury stock	(1,617)	(13,028)	(12,752)
Issuance of treasury stock	39	114	477
Dividends paid	(9,552)	(9,696)	(10,241)
Other	(2,224)	251	89
Net Cash Used in Financing Activities	(7,737)	(13,201)	(17,673)
Net increase (decrease) in cash and cash equivalents	5,264	(1,529)	1,823
Cash and cash equivalents beginning of year	3,339	4,868	3,045
Cash and Cash Equivalents End of Year	$ 8,603	$ 3,339	$ 4,868